Vanguard Funds

Supplement Dated April 16, 2026, to the Prospectuses and Summary Prospectuses

Effective today, a portfolio manager has been added as co-portfolio manager of each Fund/Portfolio listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following table lists each impacted Fund and the corresponding portfolio manager added as co-portfolio manager:

Impacted Fund	Portfolio Manager
Vanguard Cash Reserves Federal Money Market Fund	Eion D’Anjou
Vanguard Core-Plus Bond Index ETF	Manuel Hayes
Vanguard Federal Money Market Fund	Eion D’Anjou
Vanguard Inflation-Protected Securities Fund	Brian Quigley
Vanguard Institutional Intermediate-Term Bond Fund	Peter Lee
Vanguard Institutional Short-Term Bond Fund	Thanh Nguyen
Vanguard Intermediate-Term Investment-Grade Fund	Peter Lee
Vanguard Long-Term Investment-Grade Fund	Blanton Keh
Vanguard Market Liquidity Fund	Eion D’Anjou
Vanguard Short-Term Investment-Grade Fund	Thanh Nguyen
Vanguard Treasury Money Market Fund	Eion D’Anjou
VVIF — Money Market Portfolio	Eion D’Anjou
VVIF — Short-Term Investment-Grade Portfolio	Thanh Nguyen

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the Summary Prospectus and the summary section of the Prospectus for each impacted Fund, as appropriate:

Blanton Keh, CFA, Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Brian W. Quigley, CFA, Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Eion D’Anjou, Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Manuel Hayes, Senior Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Peter Lee, CFA, Portfolio Manager at VCM. He has co-managed the Fund since April 2026.

Thanh Nguyen, CFA, Portfolio Manager at VCM. She has co-managed the Fund since April 2026.

Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the More on the Fund(s) or More on the Portfolio section for each impacted Fund,

as appropriate:

Blanton Keh, CFA, Portfolio Manager at VCM. He has worked in investment management since 2001, has been with Vanguard since 2025, and has co-managed the Fund since April 2026. Education: B.S., California State Polytechnic University – Pomona; M.S., University of California, Los Angeles; M.B.A., University of California Anderson School of Management.

Brian W. Quigley, CFA, Portfolio Manager at VCM. He has been with Vanguard since 2003, has worked in investment management since 2005, he has managed investment portfolios since 2015, and has co-managed the Fund since April 2026. Education: B.S., Lehigh University.

Eion D’Anjou, Portfolio Manager at VCM. He has worked in investment management since 2006, has been with Vanguard since 2026, and he has co-managed the Fund since April 2026. Education: B.S., Cornell University.

Manuel Hayes, Senior Portfolio Manager at VCM. He has worked in investment management since 2005, has managed investment portfolios since 2007, has been with Vanguard since 2025, and co-managed the Fund since April 2026. Education: B.A., University of California, Berkeley.

Peter Lee, CFA, Portfolio Manager at VCM. He has worked in investment management since 2005, has been with Vanguard since 2012, and he has co-managed the Fund since April 2026. Education: B.S., Villanova University; M.I.S, Villanova University; M.B.A., University of Virginia Darden School

of Business.

Thanh Nguyen, CFA, Portfolio Manager at VCM. She has worked in investment management since 2005, has been with Vanguard since 2013, has managed investment portfolios since 2014, and has co-managed the Fund since April 2026. Education: B.A., Ohio Wesleyan University; M.B.A., The Wharton School of the University of Pennsylvania.

CFA® is a registered trademark owned by CFA Institute.

©2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

PS PMG 042026

Vanguard Variable Insurance Funds (the “Trust”)

Supplement Dated April 16, 2026, to the Statement of Additional Information Dated April 29, 2025
Effective today, a portfolio manager has been added as co-portfolio manager of each Portfolio listed in the table below (each, an “impacted Portfolio,” and collectively, the “impacted Portfolios”). The table lists each impacted Portfolio and the corresponding portfolio manager added as co-portfolio manager.
The impacted Portfolios’ investment objectives, strategies, and policies remain unchanged.
Impacted Portfolio	Portfolio Manager
Vanguard Variable Insurance Funds (VVIF)—Money Market Portfolio	Eion D’Anjou
VVIF— Short-Term Investment-Grade Portfolio	Thanh Nguyen
The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all portfolios within the Trust, including the impacted Portfolios, as of December 31, 2024. The table and text below provide updated information as of March 31, 2026, relating only to the portfolio manager(s) that have been added to the impacted Portfolios.

Other Accounts Managed
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Eion D’Anjou	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Thanh Nguyen	Registered investment companies	3	$24.4B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities
As of March 31, 2026, Mr. D’Anjou and Ms. Nguyen did not own any shares of the impacted Portfolio they now co-manage.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064E 042026